Other current and non-current assets -Summary of Other current assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Prepaid expenses	€ 12,370	€ 10,619
Value added tax receivables	803	1,644
Other assets	12,027	7,119
Total	€ 25,200	€ 19,382